Schedule of Investments TCW Transform 500 ETF January 31, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 2.4%
Axon Enterprise, Inc.*	1,173	$567,239
Boeing Co.*	12,304	2,875,691
Curtiss-Wright Corp.	596	391,387
General Dynamics Corp.	3,843	1,349,239
General Electric Co.	16,753	5,139,652
HEICO Corp.	670	221,710
HEICO Corp., Class A	1,218	310,091
Howmet Aerospace, Inc.	6,142	1,278,027
L3Harris Technologies, Inc.	2,950	1,011,408
Lockheed Martin Corp.	3,145	1,994,622
Northrop Grumman Corp.	2,183	1,511,204
Rocket Lab Corp.*	6,624	530,384
RTX Corp.	21,189	4,257,505
Textron, Inc.	2,855	251,411
TransDigm Group, Inc.	846	1,207,699
		22,897,269
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	2,111	338,900
FedEx Corp.	3,491	1,124,975
United Parcel Service, Inc., Class B	11,698	1,242,561
		2,706,436
Automobile Components - 0.0%†
Aptiv plc*	3,295	249,596
Automobiles - 2.2%
Ford Motor Co.	62,181	863,072
General Motors Co.	14,752	1,239,168
Tesla, Inc.*	44,276	19,056,833
		21,159,073
Banks - 3.6%
Bank of America Corp.	105,770	5,626,964
Citigroup, Inc.	28,296	3,274,130
Citizens Financial Group, Inc.	6,953	437,900
Fifth Third Bancorp	14,271	716,690
First Citizens BancShares, Inc., Class A	164	339,409
Huntington Bancshares, Inc.	31,337	547,771
JPMorgan Chase & Co.	43,483	13,301,015
KeyCorp	14,903	320,713
M&T Bank Corp.	2,430	538,415
Investments	Shares	Value
PNC Financial Services Group, Inc. (The)	6,224	$1,389,819
Regions Financial Corp.	13,576	386,916
Truist Financial Corp.	20,391	1,048,505
US Bancorp	24,598	1,380,194
Wells Fargo & Co.	49,690	4,496,448
		33,804,889
Beverages - 1.0%
Brown-Forman Corp., Class B	4,625	126,586
Coca-Cola Co.	61,851	4,627,074
Constellation Brands, Inc., Class A	2,406	377,020
Keurig Dr Pepper, Inc.	19,229	527,644
Monster Beverage Corp.*	10,838	875,277
PepsiCo, Inc.	21,672	3,329,469
		9,863,070
Biotechnology - 1.9%
AbbVie, Inc.	27,948	6,232,683
Alnylam Pharmaceuticals, Inc.*	2,012	680,177
Amgen, Inc.	8,509	2,909,057
Biogen, Inc.*	2,238	402,594
Gilead Sciences, Inc.	19,724	2,799,822
Incyte Corp.*	2,558	255,979
Insmed, Inc.*	3,305	518,455
Natera, Inc.*	2,079	480,540
Regeneron Pharmaceuticals, Inc.	1,594	1,181,871
United Therapeutics Corp.*	628	294,840
Vertex Pharmaceuticals, Inc.*	4,012	1,885,239
		17,641,257
Broadline Retail - 4.2%
Amazon.com, Inc.*	154,231	36,907,478
Coupang, Inc., Class A*	21,319	429,791
eBay, Inc.	7,155	652,679
MercadoLibre, Inc.*	744	1,597,956
		39,587,904
Building Products - 0.5%
Builders FirstSource, Inc.*	1,793	205,119
Carlisle Cos, Inc.	685	233,510
Carrier Global Corp.	12,452	741,890
Johnson Controls International plc	9,674	1,153,721

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2026 (Unaudited)

Investments	Shares	Value
Lennox International, Inc.	517	$255,956
Masco Corp.	3,336	220,476
Trane Technologies plc	3,529	1,484,228
		4,294,900
Capital Markets - 3.4%
Ameriprise Financial, Inc.	1,469	774,442
Ares Management Corp., Class A	3,212	480,740
Bank of New York Mellon Corp. (The)	10,619	1,273,430
Blackrock, Inc.	2,200	2,461,668
Blackstone, Inc.	11,687	1,664,463
Carlyle Group, Inc. (The)	3,410	200,440
Charles Schwab Corp. (The)	26,947	2,800,332
CME Group, Inc., Class A	5,693	1,645,619
Coinbase Global, Inc., Class A*	3,572	695,611
Goldman Sachs Group, Inc. (The)	4,748	4,441,328
Interactive Brokers Group, Inc., Class A	7,007	524,684
Intercontinental Exchange, Inc.	9,051	1,572,883
KKR & Co., Inc.	10,531	1,203,272
LPL Financial Holdings, Inc.	1,266	461,457
Moody’s Corp.	2,456	1,266,215
Morgan Stanley	19,532	3,570,450
MSCI, Inc., Class A	1,150	700,603
Nasdaq, Inc.	5,893	570,973
Northern Trust Corp.	3,009	449,635
Raymond James Financial, Inc.	2,707	448,983
Robinhood Markets, Inc., Class A*	11,863	1,180,131
S&P Global, Inc.	4,793	2,529,697
State Street Corp.	4,413	577,485
T Rowe Price Group, Inc.	3,430	362,482
		31,857,023
Chemicals - 1.0%
Air Products & Chemicals, Inc.	3,517	958,383
CF Industries Holdings, Inc.	2,479	231,117
Corteva, Inc.	10,842	789,298
Dow, Inc.	11,092	305,585
DuPont de Nemours, Inc.	6,612	290,399
Investments	Shares	Value
Ecolab, Inc.	4,022	$1,134,164
International Flavors & Fragrances, Inc.	4,041	282,102
Linde plc	7,445	3,402,141
LyondellBasell Industries NV, Class A	4,092	200,508
PPG Industries, Inc.	3,593	415,459
Sherwin-Williams Co.	3,643	1,291,953
		9,301,109
Commercial Services & Supplies - 0.4%
Cintas Corp.	5,481	1,049,009
Copart, Inc.*	13,300	539,714
Republic Services, Inc., Class A	3,217	691,945
Rollins, Inc.	4,659	295,101
Veralto Corp.	3,743	370,482
Waste Management, Inc.	5,815	1,292,325
		4,238,576
Communications Equipment - 1.0%
Arista Networks, Inc.*	16,262	2,304,976
Ciena Corp.*	2,237	563,299
Cisco Systems, Inc. (Delaware)	62,685	4,909,490
Lumentum Holdings, Inc.*	1,091	427,497
Motorola Solutions, Inc.	2,645	1,064,718
		9,269,980
Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	557	636,150
EMCOR Group, Inc.	704	507,394
Quanta Services, Inc.	2,332	1,106,837
		2,250,381
Construction Materials - 0.3%
CRH plc	10,645	1,303,054
Martin Marietta Materials, Inc.	958	624,568
Vulcan Materials Co.	2,101	631,435
		2,559,057
Consumer Finance - 0.6%
American Express Co.	8,549	3,010,701
Capital One Financial Corp.	10,107	2,212,726
SoFi Technologies, Inc.*	19,633	447,829
Synchrony Financial	5,696	413,700
		6,084,956

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2026 (Unaudited)

Investments	Shares	Value
Consumer Staples Distribution & Retail - 1.9%
Casey’s General Stores, Inc.	576	$349,344
Costco Wholesale Corp.	7,027	6,607,137
Dollar General Corp.	3,471	497,846
Dollar Tree, Inc.*	3,125	367,469
Kroger Co.	9,719	610,839
Sysco Corp.	7,559	633,822
Target Corp.	7,185	757,802
US Foods Holding Corp.*	3,623	302,955
Walmart, Inc.	68,090	8,112,242
		18,239,456
Containers & Packaging - 0.2%
Amcor plc	7,222	319,574
Avery Dennison Corp.	1,244	230,774
Ball Corp.	4,233	240,731
International Paper Co.	8,239	332,196
Packaging Corp. of America	1,410	313,796
Smurfit WestRock plc	8,173	340,242
		1,777,313
Distributors - 0.0%†
Genuine Parts Co.	2,195	305,083
Diversified REITs - 0.0%†
WP Carey, Inc.	3,437	239,731
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	113,188	2,966,657
Comcast Corp., Class A	57,532	1,711,577
Verizon Communications, Inc.	66,743	2,971,399
		7,649,633
Electric Utilities - 1.4%
American Electric Power Co., Inc.	8,154	976,645
Constellation Energy Corp.	4,941	1,386,840
Duke Energy Corp.	12,304	1,493,090
Edison International	6,072	378,164
Entergy Corp.	7,045	675,545
Evergy, Inc.	3,633	278,760
Eversource Energy	5,556	384,086
Exelon Corp.	15,981	715,629
FirstEnergy Corp.	8,166	386,578
NextEra Energy, Inc.	32,934	2,894,899
NRG Energy, Inc.	3,052	465,827
PG&E Corp.	34,654	534,365
Investments	Shares	Value
PPL Corp.	11,167	$404,804
Southern Co.	17,413	1,555,155
Xcel Energy, Inc.	9,364	712,226
		13,242,613
Electrical Equipment - 1.1%
AMETEK, Inc.	3,646	816,631
Bloom Energy Corp., Class A*	3,452	522,529
Eaton Corp. plc	6,194	2,176,696
Emerson Electric Co.	8,917	1,310,442
GE Vernova, Inc.	4,320	3,137,919
Hubbell, Inc., Class B	846	412,797
Rockwell Automation, Inc.	1,790	754,754
Vertiv Holdings Co., Class A	5,930	1,104,047
		10,235,815
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	19,307	2,781,752
CDW Corp.	2,084	263,397
Coherent Corp.*	2,426	514,749
Corning, Inc.	11,925	1,231,255
Flex Ltd.*	5,590	352,394
Jabil, Inc.	1,577	374,049
Keysight Technologies, Inc.*	2,725	589,499
TE Connectivity plc	4,690	1,044,838
Teledyne Technologies, Inc.*	742	460,263
Zebra Technologies Corp., Class A*	809	190,099
		7,802,295
Energy Equipment & Services - 0.3%
Baker Hughes Co., Class A	15,664	877,811
Halliburton Co.	13,595	455,704
SLB Ltd.	23,480	1,135,962
		2,469,477
Entertainment - 1.3%
Electronic Arts, Inc.	3,608	735,743
Liberty Media Corp.-Liberty Formula One, Class A*	370	29,485
Liberty Media Corp.-Liberty Formula One, Class C*	3,358	292,213

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2026 (Unaudited)

Investments	Shares	Value
Live Nation Entertainment, Inc.*	2,272	$330,462
Netflix, Inc.*	67,264	5,615,871
ROBLOX Corp., Class A*	9,931	653,063
Take-Two Interactive Software, Inc.*	2,689	592,387
Walt Disney Co.	28,461	3,210,401
Warner Bros Discovery, Inc.*	35,870	987,860
		12,447,485
Financial Services - 3.6%
Affirm Holdings, Inc., Class A*	4,232	255,190
Apollo Global Management, Inc.	6,551	881,372
Berkshire Hathaway, Inc., Class B*	29,119	13,992,553
Block, Inc., Class A*	8,661	523,384
Corebridge Financial, Inc.	3,980	122,703
Corpay, Inc.*	1,068	336,025
Fidelity National Information Services, Inc.	8,315	459,404
Fiserv, Inc.*	8,545	544,573
Global Payments, Inc.	3,861	276,988
Mastercard, Inc., Class A	13,035	7,023,128
PayPal Holdings, Inc.	14,796	779,601
Toast, Inc., Class A*	7,840	243,902
Visa, Inc., Class A	26,889	8,653,687
		34,092,510
Food Products - 0.4%
Archer-Daniels-Midland Co.	7,175	482,949
General Mills, Inc.	8,435	390,203
Hershey Co.	2,334	454,547
Hormel Foods Corp.	4,585	112,837
Kraft Heinz Co.	13,772	326,947
McCormick & Co., Inc.	3,978	245,960
Mondelez International, Inc., Class A	20,508	1,199,102
Tyson Foods, Inc., Class A	4,303	281,115
		3,493,660
Gas Utilities - 0.0%†
Atmos Energy Corp.	2,508	417,181
Investments	Shares	Value
Ground Transportation - 0.8%
CSX Corp.	29,511	$1,114,335
JB Hunt Transport Services, Inc.	1,215	246,305
Norfolk Southern Corp.	3,580	1,042,639
Old Dominion Freight Line, Inc.	2,893	501,068
Uber Technologies, Inc.*	31,878	2,551,834
Union Pacific Corp.	9,378	2,204,768
		7,660,949
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	27,523	3,008,263
Becton Dickinson & Co.	4,545	924,817
Boston Scientific Corp.*	23,396	2,188,228
Cooper Cos, Inc. (The)*	3,133	254,964
Dexcom, Inc.*	6,172	450,803
Edwards Lifesciences Corp.*	9,262	753,556
GE HealthCare Technologies, Inc.	7,192	567,952
Hologic, Inc.*	3,545	265,627
IDEXX Laboratories, Inc.*	1,213	813,268
Insulet Corp.*	1,104	282,414
Intuitive Surgical, Inc.*	5,583	2,815,060
Medtronic plc	20,301	2,090,191
ResMed, Inc.	2,326	600,829
STERIS plc	1,506	395,476
Stryker Corp.	5,720	2,113,883
Zimmer Biomet Holdings, Inc.	3,151	274,358
		17,799,689
Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	3,774	810,957
Cencora, Inc.	2,898	1,041,020
Centene Corp.*	7,420	321,434
Cigna Group (The)	4,081	1,118,643
CVS Health Corp.	20,005	1,490,773
Elevance Health, Inc.	3,511	1,213,893
HCA Healthcare, Inc.	2,565	1,252,413
Humana, Inc.	1,904	371,661
Labcorp Holdings, Inc.	1,325	359,764
McKesson Corp.	1,954	1,624,184
Quest Diagnostics, Inc.	1,755	328,238
UnitedHealth Group, Inc.	14,345	4,116,010
		14,048,990

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2026 (Unaudited)

Investments	Shares	Value
Health Care REITs - 0.3%
Ventas, Inc.	7,079	$549,826
Welltower, Inc.	10,864	2,046,343
		2,596,169
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	2,369	483,086
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc., Class A*	6,606	854,618
Booking Holdings, Inc.	512	2,560,942
Carnival Corp.*	17,100	513,342
Chipotle Mexican Grill, Inc., Class A*	20,785	807,913
Darden Restaurants, Inc.	1,854	369,595
Domino’s Pizza, Inc.	502	205,986
DoorDash, Inc., Class A*	5,892	1,205,621
DraftKings, Inc., Class A*	7,708	212,047
Expedia Group, Inc.	1,847	489,159
Flutter Entertainment plc*	2,625	433,519
Hilton Worldwide Holdings, Inc.	3,451	1,030,158
Las Vegas Sands Corp.	4,913	259,062
Marriott International, Inc., Class A	3,496	1,102,289
McDonald’s Corp.	11,344	3,573,361
Royal Caribbean Cruises Ltd.	3,999	1,298,275
Starbucks Corp.	17,975	1,652,801
Yum! Brands, Inc.	4,437	689,954
		17,258,642
Household Durables - 0.2%
DR Horton, Inc.	4,181	622,299
Garmin Ltd.	2,559	515,997
Lennar Corp., Class A	3,376	369,166
Lennar Corp., Class B	150	15,189
NVR, Inc.*	42	320,701
PulteGroup, Inc.	3,079	385,152
		2,228,504
Household Products - 0.8%
Church & Dwight Co., Inc.	3,801	365,846
Clorox Co.	1,962	221,294
Colgate-Palmolive Co.	12,829	1,158,330
Kimberly-Clark Corp.	5,268	526,747
Procter & Gamble Co.	37,118	5,633,400
		7,905,617
Investments	Shares	Value
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	5,345	$846,381
Industrial Conglomerates - 0.4%
3M Co.	8,431	1,291,292
Honeywell International, Inc.	10,050	2,286,576
		3,577,868
Industrial REITs - 0.2%
Prologis, Inc.	14,626	1,909,571
Insurance - 1.7%
Aflac, Inc.	7,459	827,576
Allstate Corp. (The)	4,188	833,370
American International Group, Inc.	8,489	635,656
Aon plc, Class A	3,403	1,189,825
Arch Capital Group Ltd.*	5,895	566,156
Arthur J Gallagher & Co.	4,027	1,004,213
Brown & Brown, Inc.	4,399	317,168
Chubb Ltd.	5,794	1,793,591
Cincinnati Financial Corp.	2,451	394,341
Erie Indemnity Co., Class A	398	112,638
Everest Group Ltd.	674	223,283
Hartford Insurance Group, Inc. (The)	4,475	604,394
Loews Corp.	2,767	292,112
Markel Group, Inc.*	188	383,640
Marsh & McLennan Cos, Inc.	7,805	1,468,823
MetLife, Inc.	8,751	690,279
Principal Financial Group, Inc.	3,543	335,593
Progressive Corp. (The)	9,251	1,924,207
Prudential Financial, Inc.	5,534	614,883
Travelers Cos, Inc. (The)	3,557	1,012,002
W R Berkley Corp.	4,544	311,628
Willis Towers Watson plc	1,454	461,601
		15,996,979
Interactive Media & Services - 8.8%
Alphabet, Inc., Class A	92,081	31,123,378
Alphabet, Inc., Class C	80,110	27,119,638
Meta Platforms, Inc., Class A	34,368	24,624,672
Pinterest, Inc., Class A*	9,421	208,487
Reddit, Inc., Class A*	1,998	360,179
		83,436,354

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2026 (Unaudited)

Investments	Shares	Value
IT Services - 1.2%
Accenture plc, Class A	9,850	$2,596,854
Cloudflare, Inc., Class A*	4,900	869,015
Cognizant Technology Solutions Corp., Class A	7,640	626,938
CoreWeave, Inc., Class A*	3,972	370,151
Gartner, Inc.*	1,199	251,322
GoDaddy, Inc., Class A*	2,133	214,409
International Business Machines Corp.	14,746	4,522,599
MongoDB, Inc., Class A*	1,243	461,563
Okta, Inc., Class A*	2,622	221,507
Snowflake, Inc., Class A*	5,229	1,007,628
Twilio, Inc., Class A*	2,309	278,142
VeriSign, Inc.	1,262	308,218
		11,728,346
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	4,510	603,664
Danaher Corp.	10,197	2,232,021
Illumina, Inc.*	2,414	349,571
IQVIA Holdings, Inc.*	2,667	613,810
Mettler-Toledo International, Inc.*	330	453,169
Thermo Fisher Scientific, Inc.	5,976	3,457,774
Waters Corp.*	936	346,994
West Pharmaceutical Services, Inc.	1,137	262,783
		8,319,786
Machinery - 1.6%
Caterpillar, Inc.	7,445	4,894,045
Cummins, Inc.	2,176	1,259,512
Deere & Co.	3,948	2,084,544
Dover Corp.	2,173	437,838
Fortive Corp.	5,023	265,265
IDEX Corp.	1,136	225,553
Illinois Tool Works, Inc.	4,578	1,196,048
Ingersoll Rand, Inc.	6,242	537,374
Otis Worldwide Corp.	6,248	533,704
PACCAR, Inc.	8,139	1,000,364
Parker-Hannifin Corp.	1,918	1,794,941
Snap-on, Inc.	805	294,719
Westinghouse Air Brake Technologies Corp.	2,705	622,529
Xylem, Inc./NY	3,812	525,560
		15,671,996
Investments	Shares	Value
Media - 0.2%
Charter Communications, Inc., Class A*	1,428	$294,340
Fox Corp., Class A	3,180	231,440
Fox Corp., Class B	2,111	138,418
News Corp., Class A	5,990	161,910
News Corp., Class B	1,633	50,786
Omnicom Group, Inc.	5,105	393,290
Trade Desk, Inc. (The), Class A*	7,056	214,008
		1,484,192
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	22,730	1,369,028
Newmont Corp.	17,371	1,951,632
Nucor Corp.	3,612	641,925
Reliance, Inc.	832	274,144
Southern Copper Corp.	1,439	273,870
Steel Dynamics, Inc.	2,159	387,692
		4,898,291
Multi-Utilities - 0.6%
Ameren Corp.	4,268	440,799
CenterPoint Energy, Inc.	10,322	409,680
CMS Energy Corp.	4,718	337,290
Consolidated Edison, Inc.	5,703	608,111
Dominion Energy, Inc.	13,490	811,693
DTE Energy Co.	3,262	438,348
NiSource, Inc.	7,382	326,949
Public Service Enterprise Group, Inc.	7,880	648,997
Sempra	10,320	897,943
WEC Energy Group, Inc.	4,969	549,919
		5,469,729
Oil, Gas & Consumable Fuels - 2.9%
Cheniere Energy, Inc.	3,400	719,168
Chevron Corp.	29,519	5,221,911
ConocoPhillips	19,541	2,036,758
Coterra Energy, Inc.	11,986	345,796
Devon Energy Corp.	9,685	389,434
Diamondback Energy, Inc.	3,003	492,342
EOG Resources, Inc.	8,622	966,785
EQT Corp.	9,800	565,754
Expand Energy Corp.	3,601	404,788
Exxon Mobil Corp.	66,687	9,429,542
Kinder Morgan, Inc.	31,104	948,361

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2026 (Unaudited)

Investments	Shares	Value
Marathon Petroleum Corp.	4,573	$805,717
Occidental Petroleum Corp.	10,365	470,467
ONEOK, Inc.	9,826	778,121
Phillips 66	6,365	913,759
Targa Resources Corp.	3,424	688,156
Texas Pacific Land Corp.	902	314,221
Valero Energy Corp.	4,814	873,404
Williams Cos, Inc. (The)	19,226	1,293,141
		27,657,625
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	10,305	678,997
Southwest Airlines Co.	7,258	344,900
United Airlines Holdings, Inc.*	5,172	529,199
		1,553,096
Personal Care Products - 0.1%
Estee Lauder Cos, Inc. (The), Class A	3,845	443,252
Kenvue, Inc.	27,432	477,316
		920,568
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	32,209	1,773,105
Eli Lilly & Co.	12,648	13,117,872
Johnson & Johnson	38,106	8,659,589
Merck & Co., Inc.	39,289	4,332,398
Pfizer, Inc.	89,706	2,371,827
Zoetis, Inc., Class A	7,063	881,604
		31,136,395
Professional Services - 0.5%
Automatic Data Processing, Inc.	6,409	1,581,869
Broadridge Financial Solutions, Inc.	1,855	365,639
Equifax, Inc.	1,949	392,529
Jacobs Solutions, Inc.	1,938	262,134
Leidos Holdings, Inc.	1,914	360,368
Paychex, Inc.	5,123	528,335
SS&C Technologies Holdings, Inc.	3,409	279,163
TransUnion	3,063	242,038
Verisk Analytics, Inc., Class A	2,221	482,979
		4,495,054
Investments	Shares	Value
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	4,705	$801,402
CoStar Group, Inc.*	6,302	387,573
Zillow Group, Inc., Class A*	799	49,730
Zillow Group, Inc., Class C*	2,662	167,786
		1,406,491
Residential REITs - 0.2%
AvalonBay Communities, Inc.	2,165	384,656
Equity Residential	5,434	338,647
Essex Property Trust, Inc.	970	244,314
Invitation Homes, Inc.	8,825	235,892
Mid-America Apartment Communities, Inc.	1,843	247,515
Sun Communities, Inc.	1,747	222,620
		1,673,644
Retail REITs - 0.2%
Realty Income Corp.	14,096	862,111
Simon Property Group, Inc.	5,138	982,951
		1,845,062
Semiconductors & Semiconductor Equipment - 14.4%
Advanced Micro Devices, Inc.*	25,637	6,069,047
Analog Devices, Inc.	7,856	2,442,273
Applied Materials, Inc.	12,691	4,090,563
Astera Labs, Inc.*	2,068	311,482
Broadcom, Inc.	73,039	24,197,821
Credo Technology Group Holding Ltd.*	2,344	293,656
First Solar, Inc.*	1,610	363,087
Intel Corp.*	68,485	3,182,498
KLA Corp.	2,093	2,988,678
Lam Research Corp.	19,863	4,637,216
Marvell Technology, Inc.	13,617	1,074,654
Microchip Technology, Inc.	8,565	650,255
Micron Technology, Inc.	17,698	7,342,546
Monolithic Power Systems, Inc.	724	813,885
NVIDIA Corp.	372,147	71,128,456
NXP Semiconductors NV	3,831	866,342

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2026 (Unaudited)

Investments	Shares	Value
ON Semiconductor Corp.*	6,363	$381,080
QUALCOMM, Inc.	17,184	2,604,923
Teradyne, Inc.	2,477	597,081
Texas Instruments, Inc.	14,377	3,098,962
		137,134,505
Software - 8.9%
Adobe, Inc.*	6,626	1,943,075
AppLovin Corp., Class A*	3,371	1,594,854
Atlassian Corp., Class A*	2,636	311,522
Autodesk, Inc.*	3,368	851,666
Cadence Design Systems, Inc.*	4,305	1,275,830
Crowdstrike Holdings, Inc., Class A*	3,811	1,682,194
Datadog, Inc., Class A*	4,858	628,237
Docusign, Inc., Class A*	3,213	168,811
Dynatrace, Inc.*	4,705	179,213
Fair Isaac Corp.*	369	539,910
Fortinet, Inc.*	9,961	809,431
Gen Digital, Inc.	8,985	215,550
Guidewire Software, Inc.*	1,318	185,522
HubSpot, Inc.*	788	220,640
Intuit, Inc.	4,314	2,152,341
Microsoft Corp.	117,691	50,641,260
Nutanix, Inc., Class A*	4,045	159,090
Oracle Corp.	26,670	4,389,349
Palantir Technologies, Inc., Class A*	34,531	5,061,899
Palo Alto Networks, Inc.*	10,932	1,934,636
PTC, Inc.*	1,886	294,461
Roper Technologies, Inc.	1,684	625,151
Salesforce, Inc.	14,649	3,109,836
ServiceNow, Inc.*	16,425	1,921,889
Strategy, Inc., Class A*	4,238	634,471
Synopsys, Inc.*	2,922	1,359,066
Trimble, Inc.*	3,773	255,055
Tyler Technologies, Inc.*	680	251,192
Workday, Inc., Class A*	3,419	600,479
Zoom Communications, Inc., Class A*	3,793	349,335
Zscaler, Inc.*	1,564	312,816
		84,658,781
Investments	Shares	Value
Specialized REITs - 0.7%
American Tower Corp.	7,379	$1,322,906
Crown Castle, Inc.	6,536	567,390
Digital Realty Trust, Inc.	5,038	836,056
Equinix, Inc.	1,548	1,270,800
Extra Space Storage, Inc.	3,237	446,609
Iron Mountain, Inc.	4,669	430,155
Public Storage	2,505	691,856
SBA Communications Corp., Class A	1,706	314,092
VICI Properties, Inc., Class A	16,687	468,571
Weyerhaeuser Co.	10,955	282,420
		6,630,855
Specialty Retail - 1.8%
AutoZone, Inc.*	265	981,637
Best Buy Co., Inc.	3,088	201,029
Burlington Stores, Inc.*	992	293,493
Carvana Co., Class A*	2,186	876,826
Home Depot, Inc. (The)	15,734	5,893,799
Lowe’s Cos, Inc.	8,865	2,367,487
O’Reilly Automotive, Inc.*	13,316	1,310,428
Ross Stores, Inc.	5,045	951,739
TJX Cos, Inc. (The)	17,642	2,642,948
Tractor Supply Co.	8,053	409,737
Ulta Beauty, Inc.*	713	461,568
Williams-Sonoma, Inc.	1,945	398,044
		16,788,735
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	234,941	60,962,490
Dell Technologies, Inc., Class C	4,870	557,323
Hewlett Packard Enterprise Co.	20,793	447,465
HP, Inc.	14,897	289,598
NetApp, Inc.	3,047	293,578
Pure Storage, Inc., Class A*	4,858	337,825
Sandisk Corp.*	1,838	1,059,148
Seagate Technology Holdings plc	3,227	1,315,616
Super Micro Computer, Inc.*	8,351	243,098
Western Digital Corp.	5,451	1,364,004
		66,870,145

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2026 (Unaudited)

Investments	Shares	Value
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp.*	2,395	$285,819
Lululemon Athletica, Inc.*	1,668	291,066
NIKE, Inc., Class B	17,847	1,103,124
Tapestry, Inc.	3,274	415,503
		2,095,512
Tobacco - 0.6%
Altria Group, Inc.	26,592	1,648,438
Philip Morris International, Inc.	24,616	4,417,095
		6,065,533
Trading Companies & Distributors - 0.3%
Fastenal Co.	18,078	783,862
Ferguson Enterprises, Inc.	3,174	801,308
United Rentals, Inc.	1,005	785,970
WW Grainger, Inc.	707	763,518
		3,134,658
Water Utilities - 0.0%†
American Water Works Co., Inc.	3,082	397,979
Investments	Shares	Value
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	7,596	$1,498,007
Total Common Stocks
(Cost $687,944,136)		949,461,512
	Principal
Short-Term Investments - 0.0%†
Time Deposit - 0.0%†
Citibank, New York 2.98% 2/2/2026
(Cost $306,034)	$306,034	306,034
Total Investments - 100.0%	–%
(Cost $688,250,170)		$949,767,546
Other Assets Less Liabilities - 0.0%†		193,539
Net Assets - 100.0%	–	$949,961,085

*	Non-income producing security.
†	Represents less than 0.05%.

Schedule of Investments (Continued) TCW Transform 500 ETF January 31, 2026 (Unaudited)

Futures Contracts Purchased

TCW Transform 500 ETF had the following open long futures contracts as of January 31, 2026:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Market Value	Net Unrealized Appreciation
S&P 500 Micro E-Mini Index	12	3/20/2026	USD	$416,914	$417,945	$1,031

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$949,461,512	$–	$–	$949,461,512
Short-Term Investments
Time Deposit	306,034	–	–	306,034
Total Investments	$949,767,546	$–	$–	$949,767,546
Other Financial Instruments
Assets
Futures Contracts**	$1,031	$–	$–	$1,031
Total Other Financial Instruments	$1,031	$–	$–	$1,031

*	Please refer to the Schedule of Investments to view securities segregated by industry.
**	Futures Contracts Purchased.